Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies
Description of Business

Basis of Presentation

Our accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements are unaudited and have been prepared by us following the rules and regulations of the U.S. Securities and Exchange Commission. In our opinion they reflect all adjustments, including normal recurring items, that are necessary to present fairly the results of interim periods. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted as permitted by such rules and regulations; however, we believe that the disclosures are adequate to make the information presented not misleading. Operating results for the periods presented herein are not necessarily indicative of the results that may be expected for other interim periods or the entire fiscal year. Certain prior year amounts have been reclassified to conform to the current year presentation.

Basis of Presentation

The accompanying consolidated financial statements include our accounts and our wholly‑owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

Revenue Recognition, Unbilled Receivables and Estimated Liability for Refunds and Appeals

Revenue Recognition, Unbilled Receivables and Estimated Liability for Refunds and Appeals

We provide services under contracts that contain various fee structures, including performance fee‑based contracts and fixed fee arrangements. Revenue is recognized when a contract exists, services have been provided to the client, the fee is fixed and determinable and collectability is reasonably assured.

We recognize revenue on performance fee-based contracts based upon the specific terms of the underlying contract. The contract terms generally specify: (a) time periods covered by the work to be performed; (b) nature and extent of services we are to provide; (c) the client’s duties in assisting and cooperating with us; and (d) fees payable to us. Our fees are most often expressed as a percentage of our findings. Generally, our services are rendered when our clients realize the economic benefits from our services. Our clients realize economic benefits when they take credits against their existing accounts payable based on when we identify cost savings, when they receive refund checks based on overpayments, or when they acknowledge payment reductions based on cost savings.

We derive a relatively small portion of revenue on contracts with fixed fee arrangements. We recognize revenue on these contracts ratably over the contract term and once all of the above criteria have been satisfied.

Historically, there has been a certain amount of revenue with respect to which, even though we had met the requirements of our revenue recognition policy, the claim is ultimately rejected. In such cases, our clients may request a refund or offset if their providers or vendors ultimately reject the payment inaccuracies we find or if our clients determine not to pursue reimbursement from their providers or vendors even though we may have collected fees. We record any such refund as a reduction of revenue. We record an estimate for refund liabilities at any given time based on actual historical refund data by client type. We satisfy such refund liabilities either by offsets to accounts receivable or by cash payments to clients.

In addition to the refund liabilities, we calculate client specific reserves when we determine an additional reserve may be necessary.

The estimated liability for refunds and appeals representing our estimate of claims that may be overturned related to revenue which had already been received was $70,596 and $67,775 at September 30, 2016 and December 31, 2015, respectively. The estimated allowance for refunds and appeals representing our estimate of claims that may be overturned related to amounts in accounts receivable was $31,887 and $33,406 at September 30, 2016 and December 31, 2015, respectively.

Under the Medicare Recovery Audit Program, in which we are one of the four Recovery Audit Contractors (“Medicare RAC”) for CMS, healthcare providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. We accrue an estimated liability for appeals based on the amount of fees that are subject to appeals, closures or other adjustments and those which we estimate are probable of being returned to CMS following a successful appeal by the providers. Our estimates are based on our historical experience with the Medicare RAC appeal process.

This estimated liability for Medicare RAC appeals is an offset to revenue in our Consolidated Statements of Comprehensive Income. The liability is included in the estimated liability for refunds and appeals on our Consolidated Balance Sheets. See Note 6 for further information regarding the estimated liability for appeals related to the Medicare RAC program.

Unbilled receivables represent revenue recognized related to claims for which clients have received economic value that were not invoiced at the balance sheet date. Unbilled receivables were approximately $51,762 and $51,799 as of September 30, 2016 and December 31, 2015, respectively and are included in accounts receivable on our Consolidated Balance Sheets.

Certain unbilled receivables arise when a portion of our earned fee is deferred at the time of the initial invoice. At a later date (which can be up to a year after original invoice, and at other times during the year after completion of the audit period based on contractual terms or as agreed with our client), we invoice the unbilled receivable amount. Notwithstanding the deferred due date, our clients acknowledge we have earned this unbilled receivable at the time of the original invoice, but we have agreed to defer billing the client for the related services. Unbilled receivables of this nature were approximately $5,828 and $6,431 as of September 30, 2016 and December 31, 2015, respectively, and are included in accounts receivable on our Consolidated Balance Sheets.

We record periodic changes in unbilled receivables and refund liabilities as adjustments to revenue.

Revenue Recognition, Unbilled Receivables and Estimated Liability for Refunds and Appeals

We provide services under contracts that contain various fee structures, including performance fee‑based contracts and fixed fee arrangements. Revenue is recognized when a contract exists, services have been provided to the client, the fee is fixed and determinable and collectability is reasonably assured.

We recognize revenue on performance fee based contracts based upon the specific terms of the underlying contract. The contract terms generally specify: (a) time periods covered by the work to be performed; (b) nature and extent of services we are to provide; (c) the client’s duties in assisting and cooperating with us; and (d) fees payable to us. Our fees are most often expressed as a percentage of our findings. Generally, our services are rendered when our clients realize the economic benefits from our services. Our clients realize economic benefits when they take credits against their existing accounts payable based on when we identify cost savings, when they receive refund checks based on overpayments, or when they acknowledge payment reductions based on cost savings.

We derive a relatively small portion of revenue on contracts with fixed‑fee arrangements. We recognize revenue on these contracts ratably over the contract term and once all of the above criteria have been satisfied.

Historically, there has been a certain amount of revenue with respect to which, even though we had met the requirements of our revenue recognition policy, the claim is ultimately rejected. In such cases, our clients may request a refund or offset if their providers or vendors ultimately reject the payment inaccuracies we find or if our clients determine not to pursue reimbursement from their providers or vendors even though we may have collected fees. We record any such refund as a reduction of revenue. We record an estimate for refund liabilities at any given time based on actual historical refund data by client type. We satisfy such refund liabilities either by offsets to accounts receivable or by cash payments to clients.

In addition to the refund liabilities, we calculate client specific reserves when we determine an additional reserve may be necessary.

The estimated liability for refunds and appeals representing our estimate of claims that may be overturned related to revenue which had already been received was $67,775 and $74,941 at December 31, 2015 and 2014, respectively. The estimated allowance for refunds and appeals representing our estimate of claims that may be overturned related to amounts in accounts receivable was $33,406 and $23,216 at December 31, 2015 and 2014, respectively.

Under the Medicare Recovery Program, in which we are one of the four Recovery Audit Contractors (“Medicare RAC”) with CMS, healthcare providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. We accrue an estimated liability for appeals based on the amount of fees that are subject to appeals, closures or other adjustments and those which we estimate are probable of being returned to CMS following a successful appeal by the providers. Our estimates are based on our historical experience with the Medicare RAC appeal process.

This estimated liability for Medicare RAC appeals is an offset to revenue in our Consolidated Statements of Comprehensive Income (Loss). The liability is included in the estimated liability for refunds and appeals on our Consolidated Balance Sheets. See Note 8 for further information regarding the estimated liability for appeals related to the Medicare RAC program.

Unbilled receivables represent revenue recognized related to claims for which clients have received economic value that were not invoiced at the balance sheet date. Unbilled receivables were approximately $51,799 and $42,433 as of December 31, 2015 and 2014, respectively and are included in accounts receivable on our Consolidated Balance Sheets.

Certain unbilled receivables arise when a portion of our earned fee is deferred at the time of the initial invoice. At a later date (which can be up to a year after original invoice, and at other times during the year after completion of the audit period based on contractual terms or as agreed with our client), we invoice the unbilled receivable amount. Notwithstanding the deferred due date, our clients acknowledge we have earned this unbilled receivable at the time of the original invoice, but we have agreed to defer billing the client for the related services. Unbilled receivables of this nature were approximately $6,431 and $7,519 as of December 31, 2015 and 2014, respectively, and are included in accounts receivable on our Consolidated Balance Sheets.

We record periodic changes in unbilled receivables and refund liabilities as adjustments to revenue.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”) which addresses eight specific cash flow issues in order to reduce diversity in practice. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted. We are evaluating this guidance and its impact on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”) which simplifies several aspects of the accounting for share based compensation. ASU 2016-09 changes several aspects of the accounting for share based payment award transactions, including 1) accounting for income taxes, 2) classification of excess tax benefits on the statement of cash flows, 3) forfeitures, 4) minimum statutory tax withholding requirements and 5) classification of employee taxes paid on the statement of cash flows when an employer withholds shares for tax-withholding purposes. We early adopted ASU 2016-09 on a prospective basis during the third quarter of 2016, which did not result in any significant changes to our current or prior period consolidated financial statements. In conjunction with adopting ASU 2016-09, we made an accounting policy election to account for forfeitures as they occur.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”) which changes the accounting recognition, measurement and disclosure for leases in order to increase transparency. ASU 2016-02 requires lease assets and liabilities to be recognized on the balance sheet and key information about leasing arrangements to be disclosed. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which changes the current financial instruments model primarily impacting the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015‑17, Balance Sheet Classification of Deferred Taxes, (“ASU 2015‑17”) which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The guidance is effective for public companies with annual and interim periods beginning after December 15, 2016. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated balance sheets and related disclosures and expect the adoption of this ASU will reduce our total current assets and net working capital.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015-05”) which established guidance regarding the accounting for software licenses. ASU 2015-05 is effective for annual reporting periods, including interim periods, beginning after December 15, 2015. We prospectively adopted the provisions of ASU 2015-05 as of January 1, 2016 and have not yet had any material contracts that were impacted by this new guidance.

In April 2015, the FASB issued ASU 2015‑03, Simplifying the Presentation of Debt and Issuance Costs (“ASU 2015‑03”) which establishes guidance to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that liability, consistent with debt discounts. Prior to the issuance of ASU 2015-03, debt issuance costs were required to be presented as an asset in the balance sheet. The guidance is effective for annual reporting periods beginning after December 15, 2015, and interim periods within that reporting period. We adopted the provisions of ASU 2015-03 as of January 1, 2016 and prior period amounts have been reclassified to conform to the current period presentation. As of December 31, 2015, $20,975 of debt issuance costs were reclassified in the consolidated balance sheet from debt issuance costs, net to long-term debt. The adoption of ASU 2015-03 did not materially impact our consolidated financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”) which supersedes existing revenue recognition guidance and provides clarification of principles for recognizing revenue from contracts with customers. The guidance is effective for public companies with annual periods beginning after December 15, 2017 and interim periods within that reporting period. We are evaluating this new guidance, the method of adoption we will take and the impact, if any, on our consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU 2016‑02, Leases (“ASU 2016‑02”) which changes the accounting recognition, measurement and disclosure for leases in order to increase transparency. ASU 2016‑02 requires lease assets and liabilities to be recognized on the balance sheet and key information about leasing arrangements to be disclosed. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016‑01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016‑01”) which changes the current financial instruments model primarily impacting the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015‑17, Balance Sheet Classification of Deferred Taxes, (“ASU 2015‑17”) which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The guidance is effective for public companies with annual and interim periods beginning after December 15, 2016. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated balance sheets and related disclosures and expect the adoption of this ASU will reduce our total current assets and net working capital.

In September 2015, the FASB issued ASU 2015‑16, Simplifying the Accounting for Measurement‑Period Adjustments (“ASU 2015‑16”) which requires an acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. We early adopted this guidance in 2015 and it did not have a material impact to our consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015‑05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015‑05”) which established guidance regarding the accounting for software licenses. ASU 2015‑05 is effective for annual reporting periods, including interim periods, beginning after December 15, 2015. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015‑03, Simplifying the Presentation of Debt and Issuance Costs (“ASU 2015‑03”) which establishes guidance to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that liability, consistent with debt discounts. The guidance is effective for annual reporting periods beginning after December 15, 2015, and interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In June 2014, FASB issued ASU 2014‑12, Accounting for Share‑Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014‑12”). ASU 2014‑12 brings consistency to the accounting for share‑based payment awards that require a specific performance target to be achieved in order for employees to become eligible to vest in the awards. ASU 2014‑12 is effective for annual reporting periods beginning after December 15, 2015, and interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statement disclosures.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”) which supersedes existing revenue recognition guidance and provides clarification of principles for recognizing revenue from contracts with customers. ASU 2014‑09 is effective for annual periods beginning after December 15, 2017 and interim periods within that reporting period. We are evaluating this new guidance, the method of adoption we will take and the impact, if any, on our consolidated financial statements and related disclosures.